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C000271777
Account Value [Line Items]
Line Graph and Table Measure Name																										Baron Emerging Markets Select ETF (at NAV)
Accumulated Value			$ 10,000					$ 10,496				$ 11,122				$ 10,904
C000265319
Account Value [Line Items]
Line Graph and Table Measure Name																										Baron Financials ETF (at NAV)
Accumulated Value						$ 10,000					$ 10,470				$ 10,050				$ 8,750			$ 10,040			$ 11,070				$ 11,550			$ 12,230		$ 13,010		$ 12,950		$ 12,300		$ 13,850		$ 14,720		$ 13,870		$ 14,640		$ 14,530		$ 15,710		$ 15,620		$ 16,970		$ 17,490		$ 18,470		$ 17,420		$ 18,130		$ 16,860		$ 16,980		$ 14,840		$ 13,730		$ 14,150		$ 12,330		$ 12,010		$ 10,980		$ 12,260		$ 11,880		$ 10,788		$ 11,680		$ 11,995		$ 11,326		$ 12,380		$ 11,985		$ 11,873		$ 11,883		$ 11,772		$ 12,502		$ 13,059		$ 13,130		$ 12,664		$ 12,177		$ 13,779		$ 14,418		$ 14,712		$ 15,229		$ 15,331		$ 14,337		$ 14,712		$ 14,986	$ 15,574	$ 16,537	$ 16,862	$ 17,176	$ 18,920	$ 17,754	$ 18,819	$ 18,423	$ 17,521	$ 17,602	$ 18,636	$ 19,143	$ 18,839	$ 18,677	$ 18,322	$ 17,876	$ 17,703	$ 17,915	$ 17,129	$ 15,746	$ 15,054	$ 15,688	$ 15,342	$ 15,328
C000265316
Account Value [Line Items]
Line Graph and Table Measure Name																										Baron First Principles ETF (at NAV)
Accumulated Value				$ 10,000					$ 9,927				$ 9,615				$ 9,686			$ 9,082			$ 9,232				$ 9,686			$ 9,718
C000265317
Account Value [Line Items]
Line Graph and Table Measure Name																										Baron Global Durable Advantage ETF (at NAV)
Accumulated Value				10,000					10,118				10,336				10,164			9,380			10,368				10,554			10,566
C000276035
Account Value [Line Items]
Line Graph and Table Measure Name																										Baron Risk Optimized Large Cap ETF (at NAV)
Accumulated Value	$ 10,056	$ 10,000					$ 10,173
C000265318
Account Value [Line Items]
Line Graph and Table Measure Name																										Baron SMID Cap ETF (at NAV)
Accumulated Value				10,000					9,813				9,674				9,503			8,776			9,283				9,901			10,147
C000265320
Account Value [Line Items]
Line Graph and Table Measure Name																										Baron Technology ETF (at NAV)
Accumulated Value					$ 10,000					$ 8,750				$ 8,340				$ 8,360			$ 7,080			$ 6,790				$ 6,190			$ 6,930		$ 6,730		$ 5,910		$ 6,050		$ 6,110		$ 5,570		$ 6,380		$ 6,450		$ 6,820		$ 6,530		$ 7,490		$ 7,960		$ 8,370		$ 8,130		$ 7,650		$ 7,350		$ 8,560		$ 9,100		$ 9,420		$ 10,270		$ 10,440		$ 9,870		$ 10,300		$ 11,180		$ 10,910		$ 11,090		$ 11,610		$ 11,910		$ 13,160		$ 13,450		$ 13,910		$ 13,020		$ 11,460		$ 11,970		$ 13,830		$ 15,020		$ 15,420		$ 15,190		$ 15,905		$ 16,620		$ 15,895		$ 15,783		$ 15,669		$ 15,542		$ 14,693		$ 17,178		$ 19,459		$ 20,414
Baron Index: MSCI Emerging Markets Index
Account Value [Line Items]
Line Graph and Table Measure Name																										MSCI Emerging Markets Index
Accumulated Value			10,000					10,403				11,410				11,249
Baron Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name																										S&P 500 Index
Accumulated Value						10,000					9,996				9,173				8,040			9,071			9,503				9,692			10,238		10,974		10,557		10,277		11,402		11,840		11,720		12,044		12,571		13,242		13,334		13,646		13,970		14,395		13,725		14,687		14,585		15,239		14,450		14,017		14,538		13,270		13,294		12,197		13,322		12,778		11,602		12,541		13,242		12,479		13,263		12,939		13,414		13,624		13,683		14,587		15,056		14,816		14,109		13,813		15,074		15,759		16,024		16,880		17,423		16,711		17,540		18,169	18,390	18,836	19,238	19,064	20,183	19,702	20,251	19,986	18,860	18,732	19,911	20,924	21,394	21,827	22,624	23,154	23,210	23,225	23,561	23,382	22,218	24,549	25,841	25,595
Baron Index: Russell 3000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name																										Russell 3000 Growth Index
Accumulated Value				10,000					10,038				9,910				9,579			9,080			10,189				10,920			10,629
Baron Index: MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name																										MSCI ACWI Index
Accumulated Value				10,000					10,062				10,360				10,493			9,740			10,730				11,284			11,194
Baron Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name																										S&P 500 Index
Accumulated Value	$ 10,082	$ 10,000					$ 9,986
Baron Index: Russell 2500 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name																										Russell 2500 Growth Index
Accumulated Value				10,000					9,770				10,073				10,023			9,427			10,640				11,403			11,691
Baron Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name																										S&P 500 Index
Accumulated Value					10,000					9,483				9,199				9,540			8,708			8,724				8,004			8,742		8,386		7,613		8,230		8,690		8,189		8,703		8,491		8,803		8,940		8,979		9,572		9,880		9,723		9,259		9,064		9,892		10,342		10,515		11,077		11,433		10,966		11,510		11,923		12,068		12,361		12,625		12,510		13,245		12,929		13,289		13,116		12,377		12,293		13,067		13,731		14,039		14,324		14,847		15,194		15,231		15,241		15,462		15,344		14,580		16,110		16,958		16,796
Baron Index: MSCI Emerging Markets IMI Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name																										MSCI Emerging Markets IMI Growth Index
Accumulated Value			$ 10,000					$ 10,505				$ 11,376				$ 11,238
Baron Index: FactSet Global FinTech Index
Account Value [Line Items]
Line Graph and Table Measure Name																										FactSet Global FinTech Index
Accumulated Value						10,000					10,181				9,295				7,262			8,597			9,633				10,018			10,583		11,446		11,061		10,856		12,512		13,478		13,263		13,971		13,852		14,444		14,435		14,599		14,312		14,677		14,057		14,116		12,749		12,977		11,599		11,139		11,319		10,138		9,943		8,738		9,494		9,324		8,286		8,770		8,970		8,609		9,833		9,430		9,319		9,169		9,324		9,858		10,506		9,802		9,191		8,511		9,693		10,619		10,408		10,798		11,001		10,248		10,298		10,367	10,949	11,432	11,631	11,581	12,668	12,136	12,273	11,686	11,223	11,405	12,213	12,774	12,513	12,965	12,531	12,016	11,629	11,631	10,970	10,156	9,287	10,064	9,961	9,859
Baron Index: MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name																										MSCI ACWI Index
Accumulated Value						10,000					9,890				9,091				7,863			8,706			9,084				9,375			9,871		10,475		10,137		9,891		11,110		11,625		11,573		11,841		12,157		12,688		12,886		13,056		13,146		13,475		12,918		13,577		13,251		13,781		13,104		12,765		13,042		11,998		12,012		10,999		11,768		11,334		10,249		10,868		11,711		11,250		12,056		11,711		12,072		12,245		12,114		12,817		13,287		12,915		12,381		12,009		13,117		13,748		13,828		14,422		14,867		14,384		14,968		15,301	15,548	15,943	16,313	15,947	16,543	16,152	16,694	16,593	15,938	16,087	17,011	17,775	18,016	18,461	19,130	19,558	19,556	19,760	20,346	20,607	19,127	21,073	22,160	21,983
Baron Index: MSCI USA Financials Net Index
Account Value [Line Items]
Line Graph and Table Measure Name																										MSCI USA Financials Net Index
Accumulated Value						$ 10,000					$ 9,758				$ 8,649				$ 6,744			$ 7,405			$ 7,623				$ 7,618			$ 7,880		$ 8,180		$ 7,887		$ 7,836		$ 9,141		$ 9,724		$ 9,539		$ 10,624		$ 11,232		$ 11,998		$ 12,538		$ 12,198		$ 12,189		$ 12,817		$ 12,551		$ 13,532		$ 12,784		$ 13,124		$ 13,073		$ 12,847		$ 12,770		$ 11,453		$ 11,824		$ 10,509		$ 11,270		$ 11,046		$ 10,150		$ 11,377		$ 12,147		$ 11,454		$ 12,339		$ 12,045		$ 10,886		$ 11,168		$ 10,739		$ 11,469		$ 12,070		$ 11,725		$ 11,355		$ 11,046		$ 12,329		$ 13,049		$ 13,386		$ 14,010		$ 14,697		$ 14,054		$ 14,501		$ 14,387	$ 15,283	$ 15,877	$ 15,823	$ 16,297	$ 18,088	$ 17,099	$ 18,268	$ 18,375	$ 17,489	$ 17,142	$ 18,038	$ 18,705	$ 18,759	$ 19,293	$ 19,304	$ 18,784	$ 19,099	$ 19,704	$ 19,214	$ 18,423	$ 17,756	$ 18,776	$ 18,542	$ 19,341
Baron Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name																										Russell 3000 Index
Accumulated Value				10,000					10,006				10,162				10,113			9,610			10,591				11,127			11,093
Baron Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name																										Russell 3000 Index
Accumulated Value				$ 10,000					$ 10,006				$ 10,162				$ 10,113			$ 9,610			$ 10,591				$ 11,127			$ 11,093
Baron Index: MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name																										MSCI ACWI Index
Accumulated Value					10,000					9,509				9,263				9,464			8,706			8,717				7,982			8,539		8,225		7,437		7,886		8,498		8,164		8,749		8,498		8,760		8,886		8,791		9,301		9,642		9,372		8,985		8,715		9,519		9,976		10,035		10,465		10,788		10,438		10,862		11,103		11,283		11,569		11,838		11,572		12,005		11,721		12,114		12,041		11,566		11,673		12,344		12,899		13,074		13,396		13,882		14,192		14,191		14,339		14,764		14,954		13,880		15,292		16,081		15,952
Baron Index: MSCI ACWI Information Technology Index
Account Value [Line Items]
Line Graph and Table Measure Name																										MSCI ACWI Information Technology Index
Accumulated Value					$ 10,000					$ 9,182				$ 8,770				$ 8,972			$ 7,919			$ 7,838				$ 7,027			$ 7,883		$ 7,437		$ 6,517		$ 6,972		$ 7,479		$ 6,893		$ 7,613		$ 7,582		$ 8,301		$ 8,247		$ 8,918		$ 9,436		$ 9,681		$ 9,471		$ 8,855		$ 8,771		$ 9,960		$ 10,410		$ 10,742		$ 11,403		$ 11,649		$ 11,020		$ 11,904		$ 12,991		$ 12,712		$ 12,891		$ 13,136		$ 13,010		$ 13,564		$ 13,698		$ 13,552		$ 13,281		$ 12,103		$ 12,345		$ 13,631		$ 14,922		$ 15,543		$ 15,608		$ 16,826		$ 18,050		$ 17,175		$ 17,311		$ 17,467		$ 17,287		$ 16,147		$ 19,303		$ 22,760		$ 22,458